RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Schedule of Deprecation Recognized in Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 9,118,583	$ 6,684,764
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	6,248,180	1,348,589
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	459,161	278,995
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	1,330,000	1,826,769
Capitalized to property, plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 1,081,242	$ 3,230,411